PROPERTY AND EQUIPMENT NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT NET
Schedule of Property and equipment
	December 31,	December 31,
	2023	2022

Office equipment and furniture	$590,156	$607,501
Transportation vehicles	214,094	220,386
Electronic equipment	73,033	91,287
Subtotal	877,283	919,174
Less: accumulated depreciation	(872,126)	(899,389)
Property and equipment, net	$5,157	$19,785